Huber Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 93.81%	Value
	Apparel & Textile Products - 0.27%
200	Carter's, Inc.	$19,548

	Asset Management - 1.16%
309	Virtus Investment Partners, Inc.	85,324

	Automotive - 2.81%
5,505	Miller Industries, Inc.	206,493

	Banking - 15.06%
5,800	Atlantic Capital Bancshares, Inc. (a)	139,200
350	First Citizens BancShares, Inc. - Class A	273,906
23,816	First Horizon Corp.	367,957
6,000	Truist Financial Corp.	326,580
		1,107,643
	Chemicals - 1.67%
1,388	Innospec, Inc.	122,769

	Consumer Services - 5.05%
6,500	Rent-A-Center, Inc.	371,930

	Electric Utilities - 7.90%
2,000	American Electric Power Co., Inc.	176,240
2,000	Black Hills Corp.	135,300
500	Entergy Corp.	51,460
1,758	Evergy, Inc.	114,657
2,127	Portland General Electric Co.	104,010
		581,667
	Electrical Equipment - 3.38%
4,500	Carrier Global Corp.	248,625

	Entertainment Content - 5.00%
13,437	Lions Gate Entertainment Corp. - Class B (a) (c)	179,518
4,600	ViacomCBS, Inc. - Class B (c)	188,278
		367,796
	Food - 1.89%
700	ConAgra Foods, Inc.	23,443
766	Lamb Weston Holdings, Inc.	51,146
900	Tyson Foods, Inc. - Class A	64,314
		138,903
	Health Care Facilities & Services - 5.94%
9,742	Hanger, Inc. (a)	239,069
2,300	Select Medical Holdings Corp.	90,735
1,500	Tenet Healthcare Corp. (a)	107,760
		437,564
	Insurance - 7.38%
11,910	CNO Financial Group, Inc.	272,025
2,700	Prudential Financial, Inc.	270,756
		542,781

	Internet Media & Services - 1.18%
400	VeriSign, Inc. (a)	86,548

	Leisure Products - 1.63%
9,140	JAKKS Pacific, Inc. (a)	119,917

	Medical Equipment & Devices - 0.56%
300	CONMED Corp.	41,382

	Metals & Mining - 1.08%
8,550	Sprott Physical Uranium Trust (a) (b)	79,154

	Oil & Gas Producers - 4.90%
32,339	Golar LNG Ltd. - ADR (a)	360,903

	Oil & Gas Services & Equipment - 6.01%
142,924	TETRA Technologies, Inc. (a)	441,635

	Retail - Discretionary - 1.34%
3,400	Gap, Inc.	99,178

	Specialty Finance - 3.66%
6,604	Enova International, Inc. (a)	218,526
3,156	International Money Express, Inc. (a)	51,096
		269,622
	Technology Hardware - 6.02%
15,276	Comtech Telecommunications Corp.	381,441
300	F5 Networks, Inc. (a)	61,953
		443,394
	Technology Services - 9.92%
18,185	KBR, Inc.	703,759
300	Science Applications International Corp.	26,190
		729,949
	TOTAL COMMON STOCKS (Cost $5,132,443)	6,902,725

	REITs - 2.65%
	REIT: Industrial - 1.03%
1,100	Granite Real Estate Investment Trust	76,142
	REIT: Office - 1.62%
4,102	Office Properties Income Trust	118,876
	TOTAL REITs (Cost $123,193)	195,018

	MONEY MARKET FUNDS - 4.62%
170,133	First American Government Obligations Fund, Institutional Class, 0.03% (d)	170,133
170,133	First American Treasury Obligations Fund, Institutional Class, 0.01% (d)	170,133
	TOTAL MONEY MARKET FUNDS (Cost $340,266)	340,266

	Total Investments in Securities (Cost $5,595,902) - 101.08%	7,438,009
	Liabilities in Excess of Other Assets - (1.08)%	(79,247)
	NET ASSETS - 100.00%	$7,358,762

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of July 31, 2021.

Huber Mid Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Huber Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$454,344	$-	$-	$454,344
Consumer Discretionary	817,065	-	-	817,065
Consumer Staples	138,903	-	-	138,903
Energy	802,539	-	-	802,539
Financials	2,005,369	-	-	2,005,369
Health Care	478,946	-	-	478,946
Industrials	248,625	-	-	248,625
Materials	201,923	-	-	201,923
Technology	1,173,344	-	-	1,173,344
Utilities	581,667	-	-	581,667
Total Common Stocks	6,902,725	-	-	6,902,725
REITs	195,018	-	-	195,018
Money Market Funds	340,266	-	-	340,266
Total Investments in Securities	$7,438,009	$-	$-	$7,438,009

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.